CONSOLIDATED STATEMENTS OF CASH FLOWS - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of cash receipts from operating activities:
Proceeds from goods sold and services rendered		$ 3,808,416,362	$ 3,873,291,218	$ 3,372,111,480
Collections from royalties, fees and commissions		216,358	157,872	246,154
Others proceeds from operating activities		55,409,302	57,653,381	37,693,163
Classes of cash payments from operating activities:
Payments of operating activities		(2,635,066,842)	(2,693,336,010)	(2,292,700,327)
Payments relating royaties, fees and commissions		(40,318,473)	(23,310,131)	(19,843,319)
Payments of salaries		(420,467,573)	(422,143,875)	(347,134,212)
Others payments for operating activities		(432,874,468)	(454,451,355)	(424,963,285)
Cash flow from operations		335,314,666	337,861,100	325,409,654
Dividends received		910,245	942,895	1,231,164
Interest paid		(54,985,787)	(68,811,141)	(70,452,675)
Interest received		27,542,354	38,007,760	38,534,725
Income tax paid		(57,562,564)	(14,703,915)	(8,959,871)
Other cash movements		(12,168,390)	(5,779,972)	8,334,410
Net cash inflows from operating activities		239,050,524	287,516,727	294,097,407
Cash flows from investing activities
Cash flows used to obtain control of subsidiaries or others businesses			(551,585)	(2,000,000)
Loan to related entities				(1,173,884)
Repayment of loan by related entities		966,365	572,254	1,245,265
Others payments to acquire interests in joint ventures		(10,975,902)	(10,658,097)	(7,086,899)
Proceeds from sales of property, plan and equipment		2,935,366	52,429,361	1,231,541
Purchase of property, plant and equipment		(142,378,558)	(152,916,896)	(124,400,618)
Purchases of intangibles assets		(14,522,823)	(7,169,288)	(5,047,222)
Other cash movements		(324,907)
Net cash (outflow) from investing activities		(164,300,459)	(118,294,251)	(137,231,817)
Cash flows from financing activities
Collections from changes in ownership interests in subsidiaries that do not result in loss of control			17,112,779
Payments from changes in ownership interests in subsidiaries that do not result in loss of control			(32,260,503)	(3,205,058)
Proceeds from long-term loans and bonds				8,219,455
Proceeds from short-term loans and bonds		206,962,105	52,903,303	68,928,016
Total proceeds from loans and bonds		206,962,105	52,903,303	77,147,471
Loan from related entities		2,049,656
Loan and bonds payments		(328,742,122)	(74,305,996)	(159,420,525)
Proceeds from issuing shares		230,135	2,746,184	2,768,700
Payments of lease liabilities		(12,394,330)	(16,274,873)	(10,704,270)
Dividends paid		(78,322,009)	(81,797,392)	(65,583,416)
Other cash movements	[1]	3,637,150	6,840,724	40,960,923
Net cash (outflow) from financing activities		(206,579,415)	(125,035,774)	(118,036,175)
Net (decrease) increase in cash and cash equivalents		(131,829,350)	44,186,702	38,829,415
Effects of exchange rate changes on cash and cash equivalents		(56,117,536)	44,782,097	(17,757,074)
Increase (decrease) in cash and cash equivalents		(187,946,886)	88,968,799	21,072,341
Cash and cash equivalents at beginning of the year		707,122,815	618,154,016	597,081,675
Cash and cash equivalents at end of the year		$ 519,175,929	$ 707,122,815	$ 618,154,016

[1]	Within Other cash movements, 2023 mainly includes the effect of settlement of hedging instruments associated with bonds payable to the public.